Inventories (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Inventories [Line Items]
Finished products	$ 184,684,428	$ 120,545,622
In process products	1,698,741	638,700
Raw material	265,412,390	189,700,921
In transit raw material	21,209,137	35,978,861
Materials and products	13,075,171	9,739,510
Realizable net value estimate and obsolescence	(5,280,333)	(3,176,553)
Total	$ 480,799,534	$ 353,427,061